CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income	¥ 351,635	¥ 338,587	¥ 296,933
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(153,108)	(67,762)	(110,166)
Impact of changes in policy liability discount rate	158,339	93,269	126,980
Net change of debt valuation adjustments	(35)	(191)	54
Net change of defined benefit pension plans	5,128	13,293	4,448
Net change of foreign currency translation adjustments	(20,060)	173,304	94,707
Net change of unrealized gains (losses) on derivative instruments	(6,403)	(5,875)	19,670
Total other comprehensive income (loss)	(16,139)	206,038	135,693
Comprehensive Income	335,496	544,625	432,626
Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(492)	(3,035)	12,059
Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	344	350	(17)
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 335,644	¥ 547,310	¥ 420,584